Fair Value (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amount of gains and losses from fair value changes
Interest Expense Earnings	$ 4,392	$ 5,871
Loans held for sale [Member]
Amount of gains and losses from fair value changes
Other Gains and Losses	(9)	(3)
Interest Income	31	29
Interest Expense Earnings
Total Changes in Fair Values Included in Current Period Earnings	$ 20	$ 26